Shareholder Report, Line Graph (Details) - USD ($)						2 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended		14 Months Ended	16 Months Ended	17 Months Ended	24 Months Ended	26 Months Ended	28 Months Ended	29 Months Ended	36 Months Ended	38 Months Ended	40 Months Ended	41 Months Ended	48 Months Ended	50 Months Ended	52 Months Ended	60 Months Ended	62 Months Ended	64 Months Ended	72 Months Ended	76 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		May 24, 2021	Sep. 09, 2019	Jun. 27, 2018	Oct. 31, 2014	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2015	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2022	Oct. 31, 2016	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024
BBH Select Series - Mid Cap Fund - Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value		$ 10,000						$ 10,680					$ 8,850				$ 8,950				$ 12,243
BBH Partner Fund - International Equity - Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value					$ 10,000					$ 9,858				$ 10,007				$ 11,859				$ 11,371			$ 13,295			$ 14,835		$ 18,147	$ 12,362	$ 13,009	$ 16,724
BBH Limited Duration Fund - Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value					10,000					10,060				10,274				10,558				10,781			11,225			11,476		11,759	11,507	12,247	13,221
BBH Limited Duration Fund - Class N Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class N
Accumulated Value					10,000					10,010				10,200				10,468				10,681			11,123			11,352		11,623	11,377	12,087	13,078
BBH Income Fund - CLASS I SHARES [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value				$ 10,000			$ 9,925					$ 11,091				$ 11,964				$ 12,519				$ 10,525			$ 10,851		$ 12,302
BBH Select Series - Large Cap Fund - Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value			$ 10,000			$ 10,120					$ 10,304				$ 14,174				$ 11,491				$ 13,173			$ 16,967
BBH Intermediate Municipal Bond Fund - Class I Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class I
Accumulated Value					10,000					10,233				10,725				11,085				11,072			12,000			12,502		12,653	11,420	11,831	12,935
BBH Intermediate Municipal Bond Fund - Class N Shares [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Class N
Accumulated Value					10,000					10,229				10,703				11,046				11,018			11,923			12,399		12,524	11,283	11,666	12,728
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value			$ 10,000			$ 10,221					$ 11,214				$ 16,026				$ 13,684				$ 15,072			$ 20,802
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell Midcap Index
Accumulated Value		$ 10,000						$ 10,751					$ 8,906				$ 8,816				$ 11,936
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Index
Accumulated Value					10,000					9,993				9,671				11,937				11,119			12,347			11,500		15,430	11,881	13,592	16,714
Referenced Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Referenced Benchmark
Accumulated Value	[1]				10,000					10,153				10,315				10,433				10,573			11,012			11,304		11,333	11,082	11,584	12,376
Barclays Capital U.S. 1-3 Treasury Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Barclays Capital U.S. 1-3 Treasury Bond Index ("BCTSY")
Accumulated Value					10,000					10,080				10,172				10,197				10,215			10,687			11,034		11,005	10,471	10,774	11,397
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Aggregate Bond Index
Accumulated Value				$ 10,000			$ 9,917					$ 11,058				$ 11,743				$ 11,687				$ 9,854			$ 9,889		$ 10,932
Bloomberg Municipal 1-15 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg Municipal 1-15 Year Index
Accumulated Value					$ 10,000					$ 10,246				$ 10,563				$ 10,768				$ 10,711			$ 11,580			$ 12,004		$ 12,218	$ 11,125	$ 11,400	$ 12,258

[1]	The Reference Benchmark is an unmanaged weighted index comprised as follows: 40% Bloomberg Barclays Short-Term Corporate Index; 40% Bloomberg Barclays US Aggregate ABS Index; and 20% Bloomberg Barclays US Treasury Bills Index.